CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Extinguishment of Debt
A summary of the conversions and redemptions accounted as extinguishments for the three months ended March 31, 2017 is as follows:

2016 Note principal converted to common stock	$3,854,077
2016 Note principal redemptions in cash	38,896,891
Total 2016 Note principal extinguished	42,750,968
Less:
Fair value of common stock issued	(4,597,119)
Debt discount related to extinguished 2016 Note	(20,831,582)
Cash paid for redemption of principal	(38,896,891)
Derivative liability extinguished	19,454,397
Accrued underwriting fees eliminated	2,722,782
Gain on extinguishment of debt	$602,555

A summary of the conversions accounted as extinguishments for the year ended December 31, 2016 is as follows:

Fair value of common stock issued	$36,631,149
Less:
2015 Note principal extinguished	13,666,887
Debt discount related to extinguished 2015 Note	(3,529,806)
Derivative liability extinguished	5,519,044
Loss on extinguishment of debt	$20,975,024

The difference between the carrying value of the host 2015 Notes and embedded conversion feature and the fair value of the Series F Preferred Stock was $3,347,971 and recognized as a loss on extinguishment of debt during the year ended December 31, 2016 as calculated below:

Fair value of Series F preferred stock issued	$12,071,249
Less:
Principal amount on 2015 Notes	8,433,113
Fair value of embedded conversion feature	1,562,988
Unamortized debt discount on 2015 Notes	(1,272,823)
Loss on extinguishment of debt	$3,347,971

Summary of Balance Sheet Presentation of Convertible Notes Outstanding
The following table summarizes the balance sheet presentation of convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)
Conversion feature derivative liability	16,588,940
Net convertible note payable	18,752,657
Less current portion	16,575,000
Convertible notes payable, long term	$2,177,657

Summary of Future Principal Payments
The following summarizes by year the future principal payments on the 2016 Convertible Note as of December 31, 2016:

Years ended December 31,
2017	$60,000,000
2018	15,000,000
Total future principal payments	$75,000,000

2016 Notes
Summary of Balance Sheet Presentation of Convertible Notes Outstanding
The following table summarizes the balance sheet presentation of the 2016 Notes outstanding at March 31, 2017:

Convertible notes payable, principal	$32,249,032
Debt discounts	(11,399,123)
Conversion feature derivative liability	11,399,123
Net convertible note payable	32,249,032
Less current portion	(32,249,032)
Convertible notes payable, long term	$—

The following table summarizes the balance sheet presentation of the 2016 Notes outstanding at December 31, 2016:

Convertible notes payable, principal	$75,000,000
Debt discounts	(43,604,417)
Conversion feature derivative liability	43,604,417
Net convertible note payable	75,000,000
Less current portion	(60,000,000)
Convertible notes payable, long term	$15,000,000